Revenue and Cost of Revenue - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SaaS revenue:
Other revenue	$ 441	$ 911	$ 5,230
Total revenue	40,755	31,824	26,521
IPPN solutions [Member]
SaaS revenue:
Total SaaS revenue	29,232	30,333	21,291
Data Collection solutions [Member]
SaaS revenue:
Total SaaS revenue	6,117	580
SaaS Revenue [Member]
SaaS revenue:
Total SaaS revenue	35,349	30,913	21,291
Datasets [Member]
SaaS revenue:
Total web data collection revenue	4,965
Web Data Collection Revenue [Member]
SaaS revenue:
Total web data collection revenue	$ 40,314	$ 30,913	$ 21,291